Financial Risk Management (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Financial Risk Management [Line Items]
Recurring fair value measurements (in Dollars)
Bottom of Range [Member]
Financial Risk Management [Line Items]
Percentage of risk free rate	3.00%
Percentage of expected volatility	45.00%
Top of Range [Member]
Financial Risk Management [Line Items]
Percentage of risk free rate	4.00%
Percentage of expected volatility	80.00%
Binomial Option Pricing Model [Member]
Financial Risk Management [Line Items]
Percentage of risk free rate
Percentage of expected volatility		51.57%
Black-Scholes Pricing Model [Member]
Financial Risk Management [Line Items]
Percentage of risk free rate
Percentage of expected volatility	25.00%
Black-Scholes Pricing Model [Member] | Bottom of Range [Member]
Financial Risk Management [Line Items]
Percentage of risk free rate	2.00%
Percentage of expected volatility		52.92%
Black-Scholes Pricing Model [Member] | Top of Range [Member]
Financial Risk Management [Line Items]
Percentage of risk free rate	3.00%
Percentage of expected volatility		88.84%
Capital Management [Member]
Financial Risk Management [Line Items]
Gearing ratio in percentage	89.00%	85.00%